ACCOUNTS RECEIVABLE, NET (FY) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable net [Abstract]
Accounts receivable	$ 2,960	$ 2,771	$ 2,814
Less: Allowance for expected credit losses	(88)	(45)	(141)
Accounts receivable, net	2,872	2,726	2,673
Bad debt expense	38	18	20	$ 12
Trade Receivables [Member]
Accounts receivable net [Abstract]
Accounts receivable	2,578	2,444	2,549
Less: Allowance for expected credit losses		(61)
Receivables From Affiliates [Member]
Accounts receivable net [Abstract]
Accounts receivable	213	143	113
Miscellaneous Receivables [Member]
Accounts receivable net [Abstract]
Accounts receivable	$ 169	$ 184	$ 152